Balance Sheets - USD ($)	May. 31, 2015	Nov. 30, 2014	Nov. 30, 2013
Current assets:
Cash	$ 61,769	$ 175,869	$ 486
Prepaid expenses			937
Total current assets	61,769	175,869	1,423
Property and equipment, net	2,531	2,873	1,295
Oil and gas properties, net	864,628	659,331	0
Total assets	928,928	838,073	2,718
Current liabilities:
Accounts payable and accrued expenses	526,431	346,398	55,432
Accrued interest, related party	153,564		4,529
Note payable, related party			47,749
Convertible note payable, net	69,284	0
Derivative liability	177,646	0
Total current liabilities	$ 773,361	$ 346,398	$ 107,710
Commitments
Stockholders' equity:
Common stock, $0.001 par value, 150,000,000 shares authorized 52,149,264 and 50,110,064 shares issued and outstanding at May 31, 2015 and November 30, 2014, respectively	$ 52,150	$ 50,110	$ 47,300
Additional paid-in capital	3,982,877	3,025,102	171,179
Stock subscription payable	141,250	310,000	60,000
Accumulated deficit	(4,020,710)	(2,893,537)	(383,471)
Total stockholders' equity	155,567	491,675	(104,992)
Total liabilities and stockholders' equity	$ 928,928	$ 838,073	$ 2,718